Condensed consolidating information on certain US subsidiaries - Disclosure of Condensed Cash Flow Statement (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2019		Jun. 30, 2018
Operating activities
Profit (loss) before taxation	$ 3,148	$ 4,990		$ 7,930		$ 8,901
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Depreciation, depletion and amortization and exploration expenditure written off	4,665	3,892		9,410		8,249
Impairment and (gain) loss on sale of businesses and fixed assets	851	(79)		858		(93)
Earnings from equity-accounted entities, less dividends received	(395)	(988)		(984)		(1,524)
Adjustments for undistributed profits of investments accounted for using equity method				0		0
Dividends Received (Paid To) Subsidiaries, Classified As Operating Activities				0		0
Net charge for interest and other finance expense, less net interest paid	62	191		150		271
Share-based payments	117	167		414		404
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	(68)	(62)		(145)		(264)
Net charge for provisions, less payments	(198)	80		(314)		224
Movements in inventories and other current and non-current assets and liabilities	(58)	(570)		(2,753)		(3,968)
Income taxes paid	(1,309)	(1,315)		(2,455)		(2,248)
Net cash provided by operating activities	6,815	6,306		12,111		9,952
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(3,833)	(3,484)		(7,528)		(7,070)
Acquisitions, net of cash acquired	(1,747)	(1)		(3,542)		(1)
Investment in joint ventures	(20)	(18)		(20)		(57)
Investment in associates	(54)	(322)		(199)		(660)
Total cash capital expenditure	(5,654)	(3,825)		(11,289)		(7,788)
Proceeds from disposal of fixed assets	70	105		305		190
Proceeds from disposal of businesses, net of cash disposed	8	45		373		127
Proceeds from loan repayments	64	24		119		33
Net cash used in investing activities	(5,512)	(3,651)		(10,492)		(7,438)
Financing activities(a)
Net issue (repurchase) of shares	(80)	(90)	[1]	(125)		(200)	[1]
Payments of lease liabilities, classified as financing activities	(595)	(4)	[1]	(1,212)		(14)	[1]
Proceeds from long-term financing	4,381	910	[1]	6,505		1,032	[1]
Repayments of long-term financing	(3,602)	(1,722)	[1]	(6,242)		(2,869)	[1]
Net increase (decrease) in short-term debt	(119)	292	[1]	970		(57)	[1]
Net increase (decrease) in non-controlling interests	0	0	[1]	0		(1)	[1]
Dividends paid
BP shareholders	(1,779)	(1,727)	[1]	(3,214)		(3,556)	[1]
Non-controlling interests	(83)	(57)	[1]	(119)		(70)	[1]
Net cash provided by (used in) financing activities	(1,877)	(2,398)	[1]	(3,437)		(5,735)	[1]
Currency translation differences relating to cash and cash equivalents	(8)	(314)		24		(169)
Increase (decrease) in cash and cash equivalents	(582)	(57)		(1,794)		(3,390)
Cash and cash equivalents at beginning of year(a)	21,256	22,242		22,468	[2]	25,575
Cash and cash equivalents at end of year	20,674	22,185		20,674		22,185
Reportable Legal Entities | Issuer
Operating activities
Profit (loss) before taxation				378		612
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Depreciation, depletion and amortization and exploration expenditure written off				132		261
Impairment and (gain) loss on sale of businesses and fixed assets				(4)		0
Earnings from equity-accounted entities, less dividends received				0		0
Adjustments for undistributed profits of investments accounted for using equity method				0		0
Dividends Received (Paid To) Subsidiaries, Classified As Operating Activities				0		0
Net charge for interest and other finance expense, less net interest paid				4		3
Share-based payments				0		0
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans				0		0
Net charge for provisions, less payments				24		9
Movements in inventories and other current and non-current assets and liabilities				(108)		(703)
Income taxes paid				(321)		(11)
Net cash provided by operating activities				105		171
Investing activities
Expenditure on property, plant and equipment, intangible and other assets				(109)		(171)
Acquisitions, net of cash acquired				0		0
Investment in joint ventures				0		0
Investment in associates				0		0
Total cash capital expenditure				(109)		(171)
Proceeds from disposal of fixed assets				15		0
Proceeds from disposal of businesses, net of cash disposed				0		0
Proceeds from loan repayments				9		0
Net cash used in investing activities				(85)		(171)
Financing activities(a)
Net issue (repurchase) of shares				0		0
Payments of lease liabilities, classified as financing activities				(20)		0
Proceeds from long-term financing				0		0
Repayments of long-term financing				0		0
Net increase (decrease) in short-term debt				0		0
Net increase (decrease) in non-controlling interests				0		0
Dividends paid
BP shareholders				0		0
Non-controlling interests				0		0
Net cash provided by (used in) financing activities				(20)		0
Currency translation differences relating to cash and cash equivalents				0		0
Increase (decrease) in cash and cash equivalents				0		0
Cash and cash equivalents at beginning of year(a)		0		0
Cash and cash equivalents at end of year	0	0		0		0
Reportable Legal Entities | Guarantor
Operating activities
Profit (loss) before taxation				4,757		5,268
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Depreciation, depletion and amortization and exploration expenditure written off				0		0
Impairment and (gain) loss on sale of businesses and fixed assets				0		0
Earnings from equity-accounted entities, less dividends received				0		0
Adjustments for undistributed profits of investments accounted for using equity method				(5,713)		(6,028)
Dividends Received (Paid To) Subsidiaries, Classified As Operating Activities				(1)		3
Net charge for interest and other finance expense, less net interest paid				(71)		(49)
Share-based payments				404		210
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans				(41)		(160)
Net charge for provisions, less payments				0		0
Movements in inventories and other current and non-current assets and liabilities				3,980		4,299
Income taxes paid				(1)		0
Net cash provided by operating activities				3,314		3,543
Investing activities
Expenditure on property, plant and equipment, intangible and other assets				0		0
Acquisitions, net of cash acquired				0		0
Investment in joint ventures				0		0
Investment in associates				0		0
Total cash capital expenditure				0		0
Proceeds from disposal of fixed assets				0		0
Proceeds from disposal of businesses, net of cash disposed				0		0
Proceeds from loan repayments				0		0
Net cash used in investing activities				0		0
Financing activities(a)
Net issue (repurchase) of shares				(125)		18
Payments of lease liabilities, classified as financing activities				0		0
Proceeds from long-term financing				0		0
Repayments of long-term financing				0		0
Net increase (decrease) in short-term debt				0		0
Net increase (decrease) in non-controlling interests				0		0
Dividends paid
BP shareholders				(3,201)		(3,556)
Non-controlling interests				0		0
Net cash provided by (used in) financing activities				(3,326)		(3,538)
Currency translation differences relating to cash and cash equivalents				0		0
Increase (decrease) in cash and cash equivalents				(12)		5
Cash and cash equivalents at beginning of year(a)				13		10
Cash and cash equivalents at end of year	1	15		1		15
Reportable Legal Entities | Other subsidiaries
Operating activities
Profit (loss) before taxation				8,508		9,049
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Depreciation, depletion and amortization and exploration expenditure written off				9,278		7,988
Impairment and (gain) loss on sale of businesses and fixed assets				862		(93)
Earnings from equity-accounted entities, less dividends received				(984)		(1,524)
Adjustments for undistributed profits of investments accounted for using equity method				0		0
Dividends Received (Paid To) Subsidiaries, Classified As Operating Activities				0		0
Net charge for interest and other finance expense, less net interest paid				217		317
Share-based payments				10		194
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans				(104)		(104)
Net charge for provisions, less payments				(338)		215
Movements in inventories and other current and non-current assets and liabilities				(6,625)		(5,564)
Income taxes paid				(2,133)		(2,237)
Net cash provided by operating activities				8,691		8,241
Investing activities
Expenditure on property, plant and equipment, intangible and other assets				(7,419)		(6,899)
Acquisitions, net of cash acquired				(3,542)		(1)
Investment in joint ventures				(20)		(57)
Investment in associates				(199)		(660)
Total cash capital expenditure				(11,180)		(7,617)
Proceeds from disposal of fixed assets				290		190
Proceeds from disposal of businesses, net of cash disposed				373		127
Proceeds from loan repayments				110		33
Net cash used in investing activities				(10,407)		(7,267)
Financing activities(a)
Net issue (repurchase) of shares				0		(218)
Payments of lease liabilities, classified as financing activities				(1,192)		(14)
Proceeds from long-term financing				6,505		1,032
Repayments of long-term financing				(6,242)		(2,869)
Net increase (decrease) in short-term debt				970		(57)
Net increase (decrease) in non-controlling interests				0		(1)
Dividends paid
BP shareholders				(12)		(2,003)
Non-controlling interests				(119)		(70)
Net cash provided by (used in) financing activities				(90)		(4,200)
Currency translation differences relating to cash and cash equivalents				24		(169)
Increase (decrease) in cash and cash equivalents				(1,782)		(3,395)
Cash and cash equivalents at beginning of year(a)				22,455		25,565
Cash and cash equivalents at end of year	20,673	22,170		20,673		22,170
Eliminations and reclassifications
Operating activities
Profit (loss) before taxation				(5,713)		(6,028)
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Depreciation, depletion and amortization and exploration expenditure written off				0		0
Impairment and (gain) loss on sale of businesses and fixed assets				0		0
Earnings from equity-accounted entities, less dividends received				0		0
Adjustments for undistributed profits of investments accounted for using equity method				5,713		6,028
Dividends Received (Paid To) Subsidiaries, Classified As Operating Activities				1		(3)
Net charge for interest and other finance expense, less net interest paid				0		0
Share-based payments				0		0
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans				0		0
Net charge for provisions, less payments				0		0
Movements in inventories and other current and non-current assets and liabilities				0		(2,000)
Income taxes paid				0		0
Net cash provided by operating activities				1		(2,003)
Investing activities
Expenditure on property, plant and equipment, intangible and other assets				0		0
Acquisitions, net of cash acquired				0		0
Investment in joint ventures				0		0
Investment in associates				0		0
Total cash capital expenditure				0		0
Proceeds from disposal of fixed assets				0		0
Proceeds from disposal of businesses, net of cash disposed				0		0
Proceeds from loan repayments				0		0
Net cash used in investing activities				0		0
Financing activities(a)
Net issue (repurchase) of shares				0		0
Payments of lease liabilities, classified as financing activities				0		0
Proceeds from long-term financing				0		0
Repayments of long-term financing				0		0
Net increase (decrease) in short-term debt				0		0
Net increase (decrease) in non-controlling interests				0		0
Dividends paid
BP shareholders				(1)		2,003
Non-controlling interests				0		0
Net cash provided by (used in) financing activities				(1)		2,003
Currency translation differences relating to cash and cash equivalents				0		0
Increase (decrease) in cash and cash equivalents				0		0
Cash and cash equivalents at beginning of year(a)				0		0
Cash and cash equivalents at end of year	$ 0	$ 0		$ 0		$ 0

[1]	Financing cash flows for the second quarter and half year 2018 have been re-presented to align with the current period. See Note 1 for further information.
[2]	Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.